Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of rights over leased assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Buildings [member]
Categories
Gross Balance	$ 123,215	$ 130,853
Property and equipment, Accumulated Depreciation	(33,560)	(18,722)
Net Balance	89,655	112,131
Floor space for ATMs [member]
Categories
Gross Balance	40,445	41,960
Property and equipment, Accumulated Depreciation	(16,496)	(9,091)
Net Balance	23,949	32,869
Improvements to leased properties [member]
Categories
Gross Balance	26,579	27,254
Property and equipment, Accumulated Depreciation	(21,354)	(21,589)
Net Balance	5,225	5,665
Total [member]
Categories
Gross Balance	190,239	200,067
Property and equipment, Accumulated Depreciation	(71,410)	(49,402)
Net Balance	$ 118,829	$ 150,665